Asset Acquisitions (Details Narrative) - USD ($)	6 Months Ended
	Mar. 31, 2026	Jan. 05, 2026	Sep. 30, 2025	May 22, 2025	Sep. 30, 2024
Defined Benefit Plan Disclosure [Line Items]
Asset acquisition description	On December 15, 2025, the Company entered into Amendment No. 1 to the Solar Drone Agreement to provide that, in consideration for all of the issued and outstanding shares of Solar Drone, the Company shall issue and deliver to BladeRanger (or its designee(s)) 1,500,000 shares of the Company’s common stock (the “Company Shares”) valuated at $11,700,000 and 300,000 Pre-Funded Common Stock Purchase Warrants (the “Initial PFWs”) valued at $2,340,000. Further, the Company has agreed that if the average daily volume-weighted average price (“VWAP”) of the Company’s common stock for the five Trading Day period immediately preceding the date of effectiveness of the registration statement registering the resale of the Company Shares is less than $12.00 per share, Pre-Funded Common Stock Purchase Warrants (the “Pre-Funded Warrants”) to purchase a number of additional shares of the Company’s common stock (the “Warrant Shares”) equivalent to the difference between $21,600,000 and the aggregate value of the Company Shares based on such VWAP, such that the aggregate consideration has a value of $21,600,000. The Company has determined that the value of these contingent Warrant Shares was $0 at acquisition date and March 31, 2026.
Aggregate Promissory note value		$ 10,000,000
Shares issued			35,000	280,534
Common stock value	$ 203,470		$ 145,211		$ 110,000
Remaining shares issued		7,000,000
Contingent fair value		$ 66,900,000
Adrian Note [Member]
Defined Benefit Plan Disclosure [Line Items]
Shares issued		3,000,000
Common stock value		$ 28,710,000
Quantum Speed [Member]
Defined Benefit Plan Disclosure [Line Items]
Shares issued		3,000,000